FINANCIAL INSTRUMENTS - Carrying amount of financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Carrying amount of financial assets
Total carrying amount of financial assets	$ 9,067	$ 8,974
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	48,345	71,550
Measured at fair value through profit or loss
Carrying amount of financial assets
Total carrying amount of financial assets	306	785
Trade and other payables | Measured at amortised cost
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	8,184	7,501
Short term loans | Measured at amortised cost
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	20	280
Long term loans | Measured at amortised cost
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	837	25,599
Issued debt - bonds | Measured at amortised cost
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	39,304	38,170
Trade and other receivables | Measured at amortised cost
Carrying amount of financial assets
Total carrying amount of financial assets	141	1,131
Cash and cash equivalents | Measured at amortised cost
Carrying amount of financial assets
Total carrying amount of financial assets	8,626	7,443
Measured at fair value through profit or loss | Measured at fair value through profit or loss
Carrying amount of financial assets
Total carrying amount of financial assets	$ 300	$ 400